Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Loans and Allowance for Credit Losses
Schedule of categories by purpose of loans

	2024	2023

	(In thousands)
Commercial and industrial loans	$98,795	$91,294
Commercial real estate	291,673	291,859
Residential real estate	91,737	93,364
Consumer loans	8,766	6,719
Total gross loans	490,971	483,236
Less allowance for credit losses	(4,026)	(3,918)
Total loans	$486,945	$479,318

Schedule of allowance for credit losses by collateral type and recorded investment in loans by purpose

	2024
	Commercial	Commercial	Residential
	and Industrial	Real Estate	Real Estate	Consumer	Total

	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$573	$1,408	$1,843	$94	$3,918
Provision for (reversal of) charged to expense	251	70	(118)	226	429
Losses charged off	(127)	—	(17)	(216)	(360)
Recoveries	2	10	—	27	39
Balance, end of year	$699	$1,488	$1,708	$131	$4,026
Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for impairment	$699	$1,488	$1,708	$131	$4,026
Loans:
Ending balance: individually evaluated for impairment	$—	$—	$220	$—	$220
Ending balance: collectively evaluated for impairment	$98,795	$291,673	$91,517	$8,766	$490,751

	2023
	Commercial	Commercial	Residential
	and Industrial	Real Estate	Real Estate	Consumer	Total

	(In thousands)
Allowance for credit losses:
Balance, beginning of year	$215	$815	$816	$206	$2,052
Provision for (reversal of) credit losses	(421)	205	(352)	114	(454)
Impact of adopting ASC 326	755	388	1,379	(103)	2,419
Losses charged off	—	—	—	(138)	(138)
Recoveries	24	—	—	15	39
Balance, end of year	$573	$1,408	$1,843	$94	$3,918
Ending balance: individually evaluated for credit loss	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for credit loss	$573	$1,408	$1,843	$94	$3,918
Loans:
Ending balance: individually evaluated for credit loss	$—	$8	$318	$—	$326
Ending balance: collectively evaluated for credit loss	$91,294	$291,851	$93,046	$6,719	$482,910

Schedule of portfolio quality indicators

Based on the most recent analysis performed, the following table presents the recorded investment in non-homogeneous loans by internal risk rating system as of December 31, 2024 (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2024	2024	2023	2022	2021	2020	Prior	Cost Basis	to Term	Total
Commercial and industrial
Risk Rating
Pass	$22,474	$17,993	$11,487	$8,082	$10,099	$8,295	$19,068	$—	$97,498
Special Mention	—	—	26	—	—	185	1,086	—	1,297
Substandard	—	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—	—
Total	$22,474	$17,993	$11,513	$8,082	$10,099	$8,480	$20,154	$—	$98,795

Commercial and industrial
Current period gross charge-offs	$—	$127	$—	$—	$—	$—	$—	$—	$127

Commercial real estate
Risk Rating
Pass	$19,554	$30,858	$32,972	$36,870	$31,461	$68,279	$57,096	$—	$277,090
Special Mention	—	—	315	242	—	7,781	6,229	—	14,567
Substandard	—	—	—	—	—	16	—	—	16
Doubtful	—	—	—	—	—	—	—	—	—
Total	$19,554	$30,858	$33,287	$37,112	$31,461	$76,076	$63,325	$—	$291,673

Commercial real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total
Pass	$42,028	$48,851	$44,459	$44,952	$41,560	$76,574	$76,164	$—	$374,588
Special Mention	—	—	341	242	—	7,966	7,315	—	15,864
Substandard	—	—	—	—	—	16	—	—	16
Doubtful	—	—	—	—	—	—	—	—	—
Total	$42,028	$48,851	$44,800	$45,194	$41,560	$85,556	$83,479	$—	$390,468
Current period gross charge-offs	$—	$127	$—	$—	$—	$—	$—	$—	$127
. The following table presents the amortized cost in residential and consumer loans based on payment activity (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2024	2024	2023	2022	2021	2020	Prior	Cost Basis	to Term	Total
Residential Real Estate
Payment Performance
Performing	$9,480	$10,469	$16,912	$15,174	$17,401	$21,993	$—	$—	$91,429
Nonperforming	—	22	—	17	—	269	—	—	308
Total	$9,480	$10,491	$16,912	$15,191	$17,401	$22,262	$—	$—	$91,737

Residential real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$17	$—	$—	$17

Consumer
Payment Performance
Performing	$4,619	$1,427	$798	$349	$275	$907	$376	$—	$8,751
Nonperforming	—	—	—	—	15	—	—	—	15
Total	$4,619	$1,427	$798	$349	$290	$907	$376	$—	$8,766

Consumer
Current period gross charge-offs	$144	$72	$—	$—	$—	$—	$—	$—	$216

Total
Payment Performance
Performing	$14,099	$11,896	$17,710	$15,523	$17,691	$22,900	$376	$—	$100,180
Nonperforming	—	22	—	17	15	269	—	—	323
Total	$14,099	$11,918	$17,710	$15,540	$17,691	$23,169	$376	$—	$100,503
Current period gross charge-offs	$144	$72	$—	$—	$—	$17	$—	$—	$233

Based on the most recent analysis performed, the following table presents the recorded investment in non - homogeneous loans by internal risk rating system as of December 31, 2023 (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2023	2023	2022	2021	2020	2019	Prior	Cost Basis	to Term	Total
Commercial and industrial
Risk Rating
Pass	$21,847	$14,723	$13,067	$14,042	$6,017	$5,292	$15,019	$—	$90,007
Special Mention	—	26	—	—	—	128	1,133	—	1,287
Substandard	—	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—	—
Total	$21,847	$14,752	$13,067	$14,042	$6,017	$5,459	$16,152	$—	$91,294

Commercial and industrial
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Commercial real estate
Risk Rating
Pass	$29,246	$35,721	$48,569	$34,671	$26,562	$57,441	$55,141	$—	$287,351
Special Mention	—	—	242	2,050	—	2,121	—	—	4,413
Substandard	—	—	—	—	—	95	—	—	95
Doubtful	—	—	—	—	—	—	—	—	—
Total	$29,246	$35,721	$48,811	$36,721	$26,562	$59,657	$55,141	$—	$291,859

Commercial real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total
Pass	$51,093	$50,444	$61,636	$48,713	$32,579	$62,733	$70,160	$—	$377,358
Special Mention	—	26	242	2,050	—	2,249	1,133	—	5,700
Substandard	—	—	—	—	—	95	—	—	95
Doubtful	—	—	—	—	—	—	—	—	—
Total	$51,093	$50,473	$62,853	$50,763	$32,579	$65,047	$71,293	$—	$383,153
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—
. Nonperforming loans are reviewed quarterly. The following table presents the amortized cost in residential and consumer loans based on payment activity (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2023	2023	2022	2021	2020	2019	Prior	Cost Basis	to Term	Total
Residential Real Estate
Payment Performance
Performing	$12,036	$18,297	$16,343	$19,476	$5,687	$21,046	$—	$—	$92,885
Nonperforming	—	—	—	38	—	441	—	—	479
Total	$12,036	$18,297	$16,343	$19,514	$5,687	$21,487	$—	$—	$93,364

Residential real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Consumer
Payment Performance
Performing	$2,484	$1,396	$674	$456	$385	$953	$371	$—	$6,719
Nonperforming	—	—	—	—	—	—	—	—	—
Total	$2,484	$1,396	$674	$456	$385	$953	$371	$—	$6,719

Consumer
Current period gross charge-offs	$138	$—	$—	$—	$—	$—	$—	$—	$138

Total
Payment Performance
Performing	$14,520	$19,693	$17,017	$19,932	$6,072	$21,999	$371	$—	$99,604
Nonperforming	—	—	—	38	—	441	—	—	479
Total	$14,520	$19,693	$17,017	$19,970	$6,072	$24,440	$371	$—	$100,083
Current period gross charge-offs	$138	$—	$—	$—	$—	$—	$—	$—	$138

Schedule of loan portfolio aging analysis

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2024:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial and industrial	$—	$43	$41	$170	$254	$98,541	$98,795
Commercial real estate	48	—	—	258	306	291,367	291,673
Residential	95	30	—	308	433	91,304	91,737
Consumer	15	2	15	—	32	8,734	8,766
Total	$158	$75	$56	$736	$1,025	$489,946	$490,971

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2023:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial and industrial	$10	$48	$154	$—	$212	$91,082	$91,294
Commercial real estate	—	242	—	8	250	291,609	291,859
Residential	201	—	—	479	680	92,770	93,364
Installment	5	—	—	—	5	6,714	6,719
Total	$216	$290	$154	$487	$1,147	$482,175	$483,236

Schedule of amortized cost basis of loans on nonaccrual status and loans past due over 90 days still accruing interest

The following table present the amortized cost basis of loans on nonaccrual status and loans past due over 90 days still accruing interest as of December 31, 2024:

				Loans Past
				Due Over 90 Days	Total
	Nonaccrual with no ACL	Nonaccrual with ACL	Total Nonaccrual	Still Accruing	Nonperforming

	(In thousands)
Commercial and industrial	$170	$—	$170	$41	$211
Commercial real estate	258	—	258	---	258
Residential	308	—	308	—	308
Consumer	—	—	—	15	15
Total	$736	$—	$736	$56	$792

The following table present the amortized cost basis of loans on nonaccrual status and loans past due over 90 days still accruing interest as of December 31, 2023:

				Loans Past
				Due Over 90 Days	Total
	Nonaccrual with no ACL	Nonaccrual with ACL	Total Nonaccrual	Still Accruing	Nonperforming

	(In thousands)
Commercial and industrial	$—	$—	$—	$154	$154
Commercial real estate	8	—	8	—	8
Residential	479	—	479	—	479
Consumer	—	—	—	—	—
Total	$487	$—	$487	$154	$641